Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net
Property, Equipment and Software, Net
6.	Property, Equipment and Software, Net

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Computer equipment, office equipment and purchased software	4,675,976	5,599,823	800,763
Leasehold improvements	128,743	200,676	28,696
	4,804,719	5,800,499	829,459
Less: accumulated depreciation	(3,925,392)	(4,494,455)	(642,697)
	879,327	1,306,044	186,762

For the years ended December 31, 2023, 2024 and 2025, the Group recorded depreciation expenses of RMB672,020, RMB705,069 and RMB597,684 (US$85,468), respectively.